Litigation	12 Months Ended
Dec. 31, 2014
Litigation [Abstract]
LITIGATION
17.	LITIGATION

Suit against The Regents of the University of California, Los Alamos National Security, et al.

On March 6, 2014, the Company and Dr. Benjamin Warner entered into a confidential settlement agreement with Los Alamos National Security LLC (“LANS”), The Regents of the University of California, the UChicago Argonne, LLC and certain individuals (“the Parties”) relating to the following:

(i)	a lawsuit, Caldera Pharmaceuticals, Inc. v. The Regents of the University of California, et al., Case No. CGC-07-470554, brought in the Superior Court of the State of California, County of San Francisco;
(ii)	a lawsuit, Caldera Pharmaceuticals, Inc. v. Los Alamos National Security, LLC, et al., Case No. 1:10-cv-06347, brought in the United States District Court for the District of New Mexico; and
(iii)	a lawsuit, Caldera Pharmaceuticals, Inc. v. The Regents of the University of California, et al., Case No. 2011-L-9329, brought in the Circuit Court of Cook County, Illinois, County Department – Law Division and dismissed without prejudice on or about July 26, 2013 (collectively the “Actions”).

The agreement called for the Parties to:

(i)	mutually release each other from all existing, past, present or future claims, counter-claims, demands and causes of action;
(ii)	amend the Company’s license agreement with Los Alamos National Security LLC, to include rights to certain issued and pending patents;
(iii)	return of 78,750 shares of the Company’s Common stock; and
(iv)	pay the Company $7,000,000, which resulted in a cash settlement of approximately $5,852,000 after the deduction of initial legal expenses with total expenses still pending.

On July 5, 2013, the Company entered into a fee agreement with Dentons US LLP (“Dentons”), our previous legal counsel, which called for a payment of 50% of any settlement up to $6 million and 5% thereafter.  The agreement also called for Dentons to cooperate with the Company by making its partners and/or employees available to furnish information or reasonable assistance in connection with any future disqualification proceedings, as reasonably requested by the Company. Subsequent to signing the agreement the Company determined that Dentons had egregiously breached this cooperation clause.  As a result, the Company has suffered significant harm.  The Company further believes that due to Dentons breach of its contract with the Company, Dentons is not owed any amount under the breached agreement and the Company is also considering its legal remedies in regard to the harm it has suffered.

There is no certainty as to how Dentons will respond to the Company's claims or to the ultimate amount that the Company may collect from or have to pay to Dentons.

The proceeds received of $7,000,000 have been recognized as “other income”. Any additional proceeds we may receive or any additional expenditure incurred on this matter was and will be recognized as income or expense in future periods. No liability to Dentons has been recorded by the Company.

Joel Bellows Suit

On January 18, 2013, the Company reached a settlement agreement with Bellows during a pre-trial settlement conference. Subsequent to the pre-trial settlement conference, the parties were unable to agree to terms relating to the conversion of preferred A shares to yet-to-be issued preferred B shares. On April 30, 2013, the Circuit Court of Cook County, Illinois, compelled the Company to execute a version of the settlement agreement proposed by Bellows incorporating a conversion formula that the Company expressly rejected. The Circuit Court also dismissed Bellows’ lawsuit against the Company pursuant to the settlement agreement. The Company has, thus far, performed the terms of the Court ordered settlement agreement under protest and reservation of rights. The Company has paid Bellows $240,000 pursuant to the disputed settlement agreement, together with interest thereon. The Company has also issued 105,000 shares of Series A Stock to Joel Bellows, in exchange for his 52,500 common shares under protest and reservation of rights. The Company’s motion for reconsideration of the April 30, 2013, order was heard on September 25, 2013 and denied. On December 5, 2013, the Company and Dr. Benjamin Warner filed a notice of appeal in the First District Appellate Court of Illinois. On December 26, 2014, the First District Appellate Court of Illinois dismissed the Company’s appeal as moot.

Dividend Litigation

On July 15, 2014, Joel Bellows filed a complaint against the Company and its Board of Directors in the Law Division of the Circuit Court of Cook County, Illinois. In the complaint, Bellows alleges that the Company is obligated, pursuant to the terms of a private placement memorandum, to pay him a dividend of $0.46 for each share of Series A preferred stock on January 1 of each year (subject to pro rations for any short year) in (i) cash; or (ii) fully paid and non-assessable shares of common stock of the corporation at a price of $11.40 per common share, at his option. Bellows alleges that the Company violated his rights under the private placement memorandum by willfully refusing to pay him his dividend. Bellows also alleges that the Company has a continuing obligation to pay him an annual dividend under the terms of the court ordered settlement that is the subject of a pending appeal in the First District Appellate Court of Illinois. Bellows alleges that the Company’s refusal to pay his dividends is also a breach of the settlement agreement.

Bellows also alleges that members of the Board of Directors breached their duties of loyalty, good faith and fair dealing to Bellows by knowingly refusing to distribute dividends to Bellows to which he was entitled. Bellows contends that he has been injured in his business and property and irreparably harmed in that he has not received the true value of his equity ownership in the Company.

Bellows seeks the following relief against the company: (1) an award of compensatory damages in the amount of $48,300.00; (2) prejudgment interest; (3) all costs and reasonable attorneys’ fees incurred by Bellows; (4) such other relief as may be just and proper. Bellows seeks the following relief against the Board of Directors: (1) an award of compensatory damages exceeding $48,300.00; (2) an award of punitive damages in an amount not less than $50,000.00; (3) costs and expenses; (4) attorneys’ fees; and (5) such other relief as may be just and equitable.

On October 3, 2014, the Company and the Board of Directors filed a motion to disqualify Bellows Law Group, P.C. pursuant to Rules 1.9 and 1.10 of the Illinois Code of Professional Conduct. On December 2, 2014, Bellows Law Group PC voluntarily withdrew as counsel for Joel Bellows. Joel Bellows is now represented by attorney Cary Goldberg.

On January 9, 2015, the Company and the Board of Directors filed a motion to dismiss Counts I of the complaint pursuant to 735 ILCS 5/2-619(a)(9) and to dismiss Counts II and III of the complaint pursuant to 735 ILCS 5/2-615. Bellows filed a response to the motion to dismiss on February 4, 2015.

On February 23, 2015, Bellows filed a motion for leave to file a first amended complaint. On February 23, 2015, Bellows’ was granted leave to file his first amended complaint. Bellows filed his first amended complaint on February 23, 2015.

In his first amended complaint, Bellows alleges that the Company is obligated, pursuant to the terms of a private placement memorandum, to pay him a dividend of $0.46 for each share of Series A preferred stock on January 1 of each year (subject to pro rations for any short year) in (i) cash; or (ii) fully paid and non-assessable shares of common stock of the corporation at a price of $11.40 per common share, at his option. Bellows alleges that the Company paid him a partial dividend of $29,773.97 after he filed his original complaint. He alleges that the Company continues to violate his rights under the private placement memorandum by willfully refusing to pay him the remainder of the dividends due in the alleged amount of $16,144.00, interest on the late dividends due and interest on the unpaid dividends. Bellows also alleges that the Company has a continuing obligation to pay him an annual dividend under the terms of a court ordered settlement. Bellows alleges that the Company’s refusal to pay his dividends is also a breach of the settlement agreement. He alleges that the Company’s breach entitles him to attorneys’ fees.

Bellows also alleges that certain members of the Board of Directors breached their duties of loyalty, good faith and fair dealing to Bellows by knowingly refusing to distribute the remaining dividends to Bellows to which he was entitled. Bellows contends that he has been injured in his business and property and irreparably harmed in that he has not received the true value of his equity ownership in the Company.

Bellows also alleges that a judgment conveyed to him by the Company under the terms of a court ordered settlement agreement was fictitious. He contends that his acceptance of the purported asset as part of the settlement was secured by the fraud of the Company and Benjamin Warner, acting in concert with Michael Lyon and Richard Lane.

In his amended complaint, Bellows seeks the following relief against the company on his allegations of breach of contract: (1) an award of compensatory damages of no less than $30,000.00; (2) prejudgment interest; (3) all costs and reasonable attorneys’ fees incurred by Bellows; (4) such other relief as may be just and proper. Bellows seeks the following relief against the Board of Directors on his allegations of breach of fiduciary duty: (1) an award of compensatory damages of no less than $30,000.00; (2) an award of punitive damages in an amount not less than $60,000.00; (3) costs, expenses and interest; (4) attorneys’ fees; and (5) such other relief as may be just and equitable. Bellows also seeks the following relief against the Company and Benjamin Warner on his allegations of fraud and deceit: (1) compensatory damages of no less than $50,000.00, and (2) punitive damages as a multiple of compensatory damages.

On March 16, 2015, the Company filed a second motion to disqualify the Bellows Law Group, P.C and Bellows & Bellows, P.C.

The Company believes that the litigation is entirely without merit as the declaration of any cash dividends was not permissible under Delaware law due to the financial condition of the Company at the time. Due the improvement in the financial condition of the Company subsequent to March 6, 2014, the dividend owing to the Series A shareholder has subsequently been declared and the amount due to Mr. Bellows has been paid to him. The Company’s response to the amended complaint is due March 23, 2015.

Redemption Litigation

On August 25, 2014, Joel Bellows filed a complaint against the Company and Benjamin Warner in the Chancery Division of the Circuit Court of Cook County, Illinois. In the complaint, Bellows alleges that he is entitled to redeem his Series A cumulative preferred stock at a price of $7.41 pursuant to the terms of the Company’s June 24, 2011, private placement memorandum. Bellows alleges that the Company violated his rights under the private placement memorandum by unreasonably and vexatiously denying his request for redemption.

In the complaint, Bellows alleges that an actual controversy exists between the parties whether Bellows is entitled to immediate redemption of his Series A cumulative preferred stock. Bellows seeks a declaration and order that the Company is immediately obligated to redeem all 105,000 shares of his Series A cumulative preferred stock for a total price of $778,050.00. Bellows alleges that the Company’s refusal to redeem his Series A cumulative preferred stock is a breach of the court ordered settlement. Bellows also alleges that the Company’s refusal to redeem his Series A cumulative preferred stock is a breach of the June 24, 2011 private placement memorandum. Bellows also asserts that Benjamin Warner, as an officer and director of the Company, breached his duties of loyalty, care, independence, and good faith and fair dealing to Bellows by knowingly failing to have the Company redeem his Series A shares, failing to provide him with information concerning his redemption rights, and putting his interests ahead of Bellows’ rights. Bellows alleges that he suffered damages, as a result, of at least $778,050.00.

Bellows seeks the following relief against the company: (1) a declaration that the Company is immediately obligated to redeem all 105,000 Series A shares for $778,050.00; (2) actual damages of $778,050.00; (3) prejudgment interest; (4) reasonable attorneys’ fees and costs; (5) such other relief as may be just and equitable. Bellows seeks the following relief against Benjamin Warner: (1) actual damages of $778,050.00; (2) an award of punitive damages of at least $2,000,000.00; (3) reasonable attorney’s fees and costs; (4) such other relief as may be just and equitable.

On October 7, 2014, the Company and Benjamin Warner filed a motion to disqualify Bellows Law Group, P.C. and Bellows & Bellows, PC, pursuant to Rules 1.9 and 1.10 of the Illinois Code of Professional Conduct. On December 2, 2014, Bellows Law Group PC voluntarily withdrew as counsel for Joel Bellows. Joel Bellows is now represented by attorney Cary Goldberg.

On November 4, 2014, Bellows sought, and was granted, a substitution of judges as of right and the case was reassigned to Judge David Atkins.

On December 30, 2014, the Company and Benjamin Warner filed a motion to dismiss Counts I, II and IV of the complaint pursuant to 735 ILCS 5/2-615 and to dismiss Counts I and III of the complaint pursuant to 735 ILCS 5/2-619(a)(9). Bellows filed a response to the motion to dismiss on February 4, 2015. The Company filed its reply brief on March 13, 2015. A hearing is scheduled for April 29, 2015.

The Company believes that this litigation is without merit as net proceeds received on the settlement of the LANS matter has not been finalized due to the uncertainty regarding the fee agreement entered into with Dentons LLP. The resolution of the Company’s fee agreement with Dentons LLP could substantially reduce the net settlement proceeds received and thereby affect Bellows right to redemption at this time.

Citation to Recover Property filed against the Company and others

On June 14, 2014, in a proceeding to probate the estate of Sigmund Eisenschenk (“Estate”) pending in the Circuit Court of Cook County, Illinois, a claimant, QTM Ventures, LLC (“Claimant”) was granted leave to file a Petition for Citation to Recover Property against the Company, Aaron Crane and Gregg Ryzepcynski.

In the Petition for Citation to Recover Property, the Claimant alleges that the Company; i)  breached its fiduciary duties to the deceased by wrongfully repurchasing 236,250 shares of Company’s common stock held by the deceased in the Company at a nominal value based upon the false assertion that the deceased breached a financing agreement; ii) conspired with Aaron Crane to divest the Estate of assets, and not protect the Estates assets; iii) committed  fraud by failing to properly notify the deceased  of the Company’s repurchase of the 236,250 shares of the Company’s common stock, at a nominal value, held by the deceased in the Company; and iv) converted the deceased’s shares by repurchasing the shares to prevent them from being acquired by the creditors to the Estate.

The Claimant seeks the following relief:

i.	An award for damages plus interest for any and all losses suffered by the Estate and the Claimant;

ii.	Punitive damages against the Company;

iii.	Attorney’s fees and costs for the claimant;

iv.	Any further relief deemed fit by the court.

On July 11, 2014, the Company removed the Petition for Citation to Recover to the Northern District of Illinois.  On August 12, 2014, QTM filed a motion to remand the petition to the state court. After considering the written submissions of the parties, Judge Harry Leinenweber entered an order remanding the Petition to state court and denying QTM’s request for attorney fees.

On February 18, 2015, a Claimant, American Milling LP (“American Milling”) filed a motion to vacate two orders entered on November 26, 2014, allowing Michael T. Lyon and Richard Lane’s claims (“Claims”) against the Estate. American Milling contends that the Claims were fraudulently filed by Lyon and Lane who had no interest in the underlying judgments. American Millings also contends that the judgments were partially satisfied and the Claims should not have been allowed for the full amount of the judgments. On February 18, 2015, American Milling also filed a motion for sanctions against the Company and Crane pursuant to Illinois Supreme Court Rule 137 alleging that the Company and Crane convinced Lyon and Lane to file the allowed claims in an attempt to improperly recover under a judgment that was partially satisfied. On February 18, 2015, American Milling also filed a motion for partial summary judgment of the citation to recover against Caldera seeking a finding that the Estate owns at least 88,750 shares of the Company, which represents a portion of the Company’s shares at issue in the citation proceedings.

On March 4, 2015, the Company and Crane filed a response to American Millings motion to vacate asking the Court to vacate the allowed Claims but not for the reasons claimed by American Milling The Company and Crane also filed briefs in opposition to the request for sanctions and in opposition to summary judgment.

On March 16, 2015, in a proceeding to administer the estate of the late Sigmund Eisenschenk, the Circuit Court in Cook County, Illinois (“the Court”) heard arguments relating to American Millings motion to vacate, motion for Rule 137 sanctions, and motion for partial summary judgment. The Court ruled against us as follows: (i) finding that Sigmund Eisenschenk’s rights in our stock were not collected, recalled, or cancelled pursuant to an August 17, 2010, Judgment Order entered by the Honorable Amy J. St. Eve in the U.S. District Court for the Northern District of Illinois, Case No. 08 C 754, the October 28, 2010 Assignment of Judgment and Settlement Agreement, or otherwise by us, and therefore the Estate of Sigmund Eisenschenk owns no less than 88,750 shares of our stock (which shares were previously held by Sigmund Eisenschenk having a current value of $3.50 per share); ii) partially vacating Michael T Lyon or the Michael T Lyon Profit Sharing Plan and Richard Lane’s claims against the Estate and finding that a portion of these claims were partially satisfied by Eisenschenk during his life through collection of Eisenschenk’s interest in certain real estate; and iii) allowing the recovery of Rule 137 sanctions against us, Michael T Lyon or the Michael T Lyon Profit Sharing Plan, Richard Lane and Aaron Crane, the previous administrator of the Estate, based upon the Court’s finding that the October 9, 2012 claims filed against the Estate by Michael Lyon, Richard Lane and Aaron Crane, for the collection on the Judgment Order in the United States District Court, Northern District of Illinois, Eastern Division, in No. 08 C 754 (the “Claims”), were not well grounded in fact and not warranted by existing law, or a good faith argument for the extension, modification or reversal of existing law as the Judgment Order had already been partially satisfied by Michael Lyon and Richard Lane’s collection of certain real estate property owned by the late Sigmund Eisenschenk. The Court further found that Michael Lyon, Richard Lane, Aaron Crane’s and our testimony, in support of the Claims, constituted misrepresentations upon the Court, that the Claims were brought for an improper purpose, that we and Crane operated without candor to the Court, misrepresented facts, and failed to disclose conflicts to the Court. The amount of the sanctions to be assessed against them and us for expenses, attorney’s fees and costs associated with this matter are yet to be determined. Claims for attorney’s fees, expenses and costs are required to be filed with the Court on April 1, 2015. We will be given an opportunity to respond to the claims. The case is scheduled for a status on the claims on April 6, 2015. We are currently considering our options and have charged other expense and accrued a liability of $490,625 in our financial statements for the year ended December 31, 2014 relating to these court orders.

Suit against Peter J. Schmiedel, Administrator of the estate of Sigmund Eisenschenk

The Company instituted litigation in the First Judicial District Court for Los Alamos County, New Mexico on September 12, 2013, to obtain declaratory relief against the Estate of the late Sigmund Eisenschenk (“Eisenschenk”), seeking a declaration of the status of certain vested and unvested shares of stock of the Company that were repurchased by the Company in 2010 and transferred to the Company in 2011. Eisenschenk and others were party to a 2005 formation agreement and had executed a financing term sheet with the Company whereby Eisenschenk was to contribute capital to the Company and that Eisenschenk would also receive common shares of the Company based on his capital contribution and successful completion of a capital raising for the Company. The Company seeks a declaratory judgment stating that Eisenschenk did not satisfy the terms of the financing term sheet and that all non-vested shares which were granted to Eisenschenk were repurchased by the Company. In addition, the Company acquired a judgment against Eisenschenk from third parties and in partial satisfaction of that judgment, any vested shares owned by Eisenschenk or his controlled entities were acquired by assignment and transfer to the Company and that Eisenschenk owns no capital stock or options to acquire capital stock of the company nor has any rights thereto.

The administrator of the Eisenschenk estate filed a motion to dismiss the matter on a forum of non conveniens arguing that the proceedings mentioned above in The Citation to recovery Property against the Company and others, was the appropriate forum to adjudicate the Company’s claims. This motion was denied, which was responded to by an answer contesting the allegations made by the Company and asserting a continued interest of Eisenschenk in the capital stock of the Company. This matter is tentatively scheduled for a trial on the merits on June 15, 2015. There is a possibility that the Illinois court in The Citation to recovery Property against the Company and others may make a ruling before the New Mexico trial is completed.